Fair value measurement - Private warrant liabilities (Details) - Level 3 - JPY (¥) ¥ in Millions	1 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
Disclosure of fair value measurement of liabilities [line items]
Initial recognition, December 10, 2024	¥ 56	¥ 14	¥ 12
Change in fair value	(15)	(11)	(9)
Foreign exchange impact	2	1	1
As of March 31,2025	¥ 43	¥ 4	¥ 4